Income Taxes - Summary of Income Tax Expense Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax (expenses) / benefit:
U.S. Federal	$ 188	$ (8,355)	$ (1,424)
Foreign	20,926	26,115	4,440
Total current income tax expense	21,114	17,760	3,016
Deferred income tax (expenses) / benefit:
U.S. Federal	550	1,077	(2,653)
Foreign	(355)	(19,067)	(21,801)
Total deferred income tax (expenses) / benefit	195	(17,990)	(24,454)
Income tax expenses / (benefit)	$ 21,309	$ (230)	$ (21,438)